Balance Sheet - Continuing Operations	6 Months Ended
Jul. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Balance Sheet - Continuing Operations
6. Balance Sheet
—
Continuing Operations

	As of July 31, 2021	As of January 31, 2021

	(in thousands)
Accounts receivable	$5,581	$5,695
Less allowance for doubtful accounts	(481)	(948)

Accounts receivable net of allowance for doubtful accounts	$5,100	$4,747

	July 31, 2021	January 31, 2021

	(in thousands)
Inventories:
Raw materials	$7,468	$6,905
Finished goods	3,455	3,466
Work in progress	2,404	2,445

	13,327	12,816
Less allowance for obsolescence	(1,399)	(1,363)

Total inventories, net	$11,928	$11,453

	July 31, 2021	January 31, 2021

	(in thousands)
Property and equipment:
Marine seismic service equipment	$4,157	$5,969
Land and buildings	4,422	4,354
Furniture and fixtures	9,899	9,750
Autos and trucks	491	491

	18,969	20,564
Accumulated depreciation and amortization	(14,529)	(15,813)

Total property and equipment, net	$4,440	$4,751

As of January 31, 2021, the Company completed an annual review of long-lived assets noting that the undiscounted
future cash flows exceeded
their
carrying value and no impairment was recorded. Since January 31, 2021, there have been no significant changes to the market, economic or legal environment in which the Company operates that would indicate additional impairment analysis is necessary as of July 31, 2021.